Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Net interest income		$ 17,320	[1]	$ 17,177	$ 16,191
Non-interest income		14,016		13,857	12,584
Total revenue		31,336		31,034	28,775
Provision for credit losses		6,084		3,027	2,611
Depreciation and amortization	[1]	1,546		1,053	848
Non-interest expenses		15,310		15,684	14,210
Income tax expense		1,543		2,472	2,382
Net income		6,853	[1]	8,798	8,724
Net income attributable to non-controlling interests in subsidiaries		75		408	176
Net income attributable to equity holders of the Bank		6,778		8,390	8,548
Net income attributable to equity holders of the Bank – relating to divested operations		60		647	596
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		6,718		7,743	7,952
Average assets		1,161,000		1,056,000	946,000
Average liabilities		1,090,000		987,000	882,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income		7,838		7,848	7,504
Non-interest income		2,461		2,616	2,907
Total revenue		10,299		10,464	10,411
Provision for credit losses		2,073		972	790
Depreciation and amortization		633		441	385
Non-interest expenses		4,178		4,331	4,426
Income tax expense		879		1,232	1,251
Net income		2,536		3,488	3,559
Net income attributable to equity holders of the Bank		2,536		3,488	3,559
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		2,536		3,488	3,559
Average assets		359,000		340,000	327,000
Average liabilities		277,000		255,000	234,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income		7,603		8,353	7,218
Non-interest income		3,207		4,366	3,475
Total revenue		10,810		12,719	10,693
Provision for credit losses		3,613		2,076	1,868
Depreciation and amortization		525		379	288
Non-interest expenses		5,418		6,217	5,412
Income tax expense		182		909	617
Net income		1,072		3,138	2,508
Net income attributable to non-controlling interests in subsidiaries		92		373	162
Net income attributable to equity holders of the Bank		980		2,765	2,346
Net income attributable to equity holders of the Bank – relating to divested operations		60		630	565
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		920		2,135	1,781
Average assets		206,000		201,000	165,000
Average liabilities		155,000		153,000	127,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income		575		564	498
Non-interest income		4,009		3,937	3,486
Total revenue		4,584		4,501	3,984
Provision for credit losses		7			3
Depreciation and amortization		170		126	92
Non-interest expenses		2,708		2,779	2,467
Income tax expense		437		412	376
Net income		1,262		1,184	1,046
Net income attributable to non-controlling interests in subsidiaries		10		18	14
Net income attributable to equity holders of the Bank		1,252		1,166	1,032
Net income attributable to equity holders of the Bank – relating to divested operations				17	31
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		1,252		1,149	1,001
Average assets		26,000		25,000	17,000
Average liabilities		39,000		32,000	24,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income		1,435		1,396	1,454
Non-interest income		3,947		3,084	3,074
Total revenue		5,382		4,480	4,528
Provision for credit losses		390		(22)	(50)
Depreciation and amortization		156		91	68
Non-interest expenses		2,317		2,372	2,165
Income tax expense		564		505	587
Net income		1,955		1,534	1,758
Net income attributable to equity holders of the Bank		1,955		1,534	1,758
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		1,955		1,534	1,758
Average assets		412,000		372,000	321,000
Average liabilities		379,000		304,000	265,000
Elimination of intersegment amounts [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income		(131)		(984)	(483)
Non-interest income		392		(146)	(358)
Total revenue		261		(1,130)	(841)
Provision for credit losses		1		1	0
Depreciation and amortization		62		16	15
Non-interest expenses		689		(15)	(260)
Income tax expense		(519)		(586)	(449)
Net income		28		(546)	(147)
Net income attributable to non-controlling interests in subsidiaries		(27)		17	0
Net income attributable to equity holders of the Bank		55		(563)	(147)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations		55		(563)	(147)
Average assets		158,000		118,000	116,000
Average liabilities		$ 240,000		$ 243,000	$ 232,000

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).